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August 18, 2016	WILLIAM BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attn: Christina DiAngelo Fettig/Karen Rossotto

Re:	Hercules Capital, Inc.
Registration Statement on Form N-2
File Number: 333-203511

Ladies and Gentlemen:

On behalf of Hercules Capital, Inc. (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 8 (the “Amendment”) to the Registrant’s registration statement on Form N-2 (File No. 333-203511) (“Registration Statement”). This filing is being made for the purpose of (i) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of Post-Effective Amendment No. 5 to the Registration Statement, (ii) including the unaudited financial statements for the quarter ended June 30, 2016 and (iii) making other non-material changes to the Registration Statement including the prospectus therein.

If you have any questions, please feel free to contact the undersigned by telephone at 202.261.3386 (or by email at william.bielefeld@dechert.com). Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ William Bielefeld

William Bielefeld

cc:	Mark Harris, Hercules Capital, Inc.
Melanie Grace, Hercules Capital, Inc.
Ian Hartman, Dechert LLP
Jay Alicandri, Dechert LLP